PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment and the estimated useful lives are as follows:

	Estimated	December 31
	useful life	2020	2019
Land		$2,852,000	$2,965,000
Buildings and improvements	3-40 years	8,891,000	8,727,000
Machinery and equipment	3-15 years	6,404,000	9,347,000
Furniture and fixtures	3-10 years	3,012,000	3,628,000
Construction in progress		27,000	—
		21,186,000	24,667,000
Less accumulated depreciation		(13,944,000)	(16,429,000)
		$7,242,000	$8,238,000